AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Common Stocks - 90.6%
Communication Services - 2.5%
Liberty Latin America, Ltd., Class C*	1,277,901	$17,673,371
ORBCOMM, Inc.*	342,080	3,862,083

Total Communication Services		21,535,454
Consumer Discretionary - 3.6%
Murphy USA, Inc.	207,882	30,664,674
Consumer Staples - 8.7%
BJ's Wholesale Club Holdings, Inc.*,1	580,329	29,387,861
Hostess Brands, Inc.*	1,400,004	22,526,064
Ingles Markets, Inc., Class A	187,254	11,190,299
Whole Earth Brands, Inc.*	851,278	10,947,435

Total Consumer Staples		74,051,659
Energy - 2.8%
Evolution Petroleum Corp.	714,068	3,013,367
HollyFrontier Corp.	340,370	10,006,878
PBF Energy, Inc., Class A*	180,849	1,658,385
World Fuel Services Corp.	256,680	8,845,193

Total Energy		23,523,823
Financials - 14.7%
American Equity Investment Life Holding Co.	683,628	21,937,623
Axis Capital Holdings, Ltd. (Bermuda)	402,225	20,461,186
Cannae Holdings, Inc.*	931,794	30,982,150
Genworth Financial, Inc., Class A*	2,852,782	9,528,292
GoHealth, Inc., Class A*,1	1,085,700	9,554,160
White Mountains Insurance Group, Ltd.	29,025	32,843,819

Total Financials		125,307,230
Health Care - 6.7%
Computer Programs and Systems, Inc.	271,550	8,572,834
Haemonetics Corp.*	53,567	3,256,338
MEDNAX, Inc.*,1	274,759	8,000,982
Patterson Cos., Inc.	355,908	11,079,416
Premier, Inc., Class A	750,671	26,753,914

Total Health Care		57,663,484
Industrials - 28.2%
Air Transport Services Group, Inc.*	1,298,125	31,414,625
Argan, Inc.	308,130	13,850,443
Armstrong World Industries, Inc.[1]	184,388	19,947,094
Atkore, Inc.*	189,528	14,235,448
Barrett Business Services, Inc.	76,699	5,615,134
Colfax Corp.*,1	165,148	7,576,990
Comfort Systems USA, Inc.	251,718	18,815,920
CoreCivic, Inc., REIT *	1,185,419	12,186,107
	Shares	Value

GMS, Inc.*	196,569	$9,657,435
GrafTech International, Ltd.	1,357,608	15,436,003
Harsco Corp.*	463,759	9,330,831
MSC Industrial Direct Co., Inc., Class A	49,719	4,433,443
nVent Electric PLC (United Kingdom)	127,821	4,040,422
PAE, Inc.*	609,053	5,432,753
Park Aerospace Corp.	475,833	7,089,912
SP Plus Corp.*	307,358	10,078,269
TriMas Corp.*	203,498	6,658,455
UniFirst Corp.	107,835	23,483,228
Univar Solutions, Inc.*	284,807	6,989,164
US Ecology, Inc.*	141,783	4,962,405
Viad Corp.*	212,747	9,754,450

Total Industrials		240,988,531
Information Technology - 18.8%
Alight, Inc., Class A*,1	1,445,466	13,601,835
Avaya Holdings Corp.*	1,080,838	26,177,896
CDK Global, Inc.	422,317	20,266,993
Computer Services, Inc.	186,199	10,810,714
DXC Technology Co.*	516,723	20,658,586
ePlus, Inc.*	196,852	18,200,936
Ituran Location and Control, Ltd. (Israel)	408,781	10,378,950
NCR Corp.*	668,871	29,697,872
Vonage Holdings Corp.*	731,117	10,425,728

Total Information Technology		160,219,510
Materials - 2.0%
Axalta Coating Systems, Ltd.*	578,895	17,424,739
Real Estate - 0.9%
Newmark Group, Inc., Class A	578,853	7,455,627
Utilities - 1.7%
Southwest Gas Holdings, Inc.	208,307	14,566,908

Total Common Stocks (Cost $587,913,086)		773,401,639

Principal Amount
Short-Term Investments - 10.9%
Joint Repurchase Agreements - 1.4%[2]
Cantor Fitzgerald Securities, Inc., dated 07/30/21, due 08/02/21, 0.060% total to be received $2,855,814 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 09/01/21 - 06/20/71, totaling $2,912,916)	$2,855,800	2,855,800

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 1.4%[2] (continued)
Daiwa Capital Markets America, dated 07/30/21, due 08/02/21, 0.050% total to be received $1,290,720 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 09/16/21 - 08/01/51, totaling $1,316,529)	$1,290,715	$1,290,715
Mirae Asset Securities USA, Inc., dated 07/30/21, due 08/02/21, 0.070% total to be received $2,421,846 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 7.500%, 08/01/23 - 06/20/71, totaling $2,470,283)	2,421,832	2,421,832
RBC Dominion Securities, Inc., dated 07/30/21, due 08/02/21, 0.050% total to be received $2,855,795 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.250% - 7.500%, 04/15/24 - 04/01/53, totaling $2,912,899)	2,855,783	2,855,783
StoneX Financial Inc., dated 07/30/21, due 08/02/21, 0.100% total to be received $2,600,215 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 08/12/21 - 06/20/71, totaling $2,652,201)	2,600,193	2,600,193

Total Joint Repurchase Agreements		12,024,323

	Shares	Value
Other Investment Companies - 9.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	26,886,050	$26,886,050
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[3]	26,886,049	26,886,049
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	27,700,777	27,700,777

Total Other Investment Companies		81,472,876

Total Short-Term Investments (Cost $93,497,199)		93,497,199
Total Investments - 101.5% (Cost $681,410,285)		866,898,838
Other Assets, less Liabilities - (1.5)%		(12,774,877)
Net Assets - 100.0%		$854,123,961

*	Non-income producing security.
[1]	Some of these securities, amounting to $42,022,636 or 4.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$773,401,639	—	—	$773,401,639
Short-Term Investments
Joint Repurchase Agreements	—	$12,024,323	—	12,024,323
Other Investment Companies	81,472,876	—	—	81,472,876
Total Investments in Securities	$854,874,515	$12,024,323	—	$866,898,838

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$42,022,636	$12,024,323	$30,572,490	$42,596,813
The following table summarizes the securities received as collateral for securities lending at July 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.